SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at December 31, 2020	28,630,047
Stock Options [Member]
Number of options
Outstanding at January 1, 2020	4,298,279
Granted	1,120,144
Exercised	(1,004,623)
Expired	(12,500)
Forfeited	(764,250)
Outstanding at December 31, 2020	3,637,050	4,298,279
Exercisable at December 31, 2020	965,596
Vested and expected to vest at December 31, 2020	3,346,705
Weighted-average exercise price
Outstanding at January 1, 2020	$ 19.54
Granted	23.76
Exercised	14.72
Expired	23.50
Forfeited	20.44
Outstanding at December 31, 2020	21.97	$ 19.54
Exercisable at December 31, 2020	18.76
Vested and expected to vest at December 31, 2020	$ 21.85
Weighted- average remaining contractual term (in years)
Outstanding	3 years 4 months 28 days	3 years 1 month 13 days
Exercisable at December 31, 2020	1 year 8 months 1 day
Vested and expected to vest at December 31, 2020	3 years 3 months 25 days
Aggregate intrinsic value
Outstanding at January 1, 2020	$ 27,514
Outstanding at December 31, 2020	21,021	$ 27,514
Exercisable at December 31, 2020	8,685
Vested and expected to vest at December 31, 2020	$ 19,737